Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

	As of December 31,
	2011	2012
Payable for business acquisitions	13,573	7,623
Business taxes and other subcharge payables	28,449	41,178
Accrual for customer loyalty program	7,629	12,963
Payable to noncontrolling interest holders	11,433	11,751
Other payables	13,249	16,589
Accrued rental	26,544	35,989
Accrued utilities	19,224	28,332
Other accrued expenses	22,045	32,955

Total	142,146	187,380